UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08327

Name of Fund: BlackRock Global Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Australia - 7.1%

Biotechnology - 0.5%	CSL Ltd.	108,400	$ 4,123,643

Chemicals - 0.4%	Incitec Pivot Ltd.	24,600	4,091,222

Commercial Banks - 0.5%	Westpac Banking Corp.	178,500	3,966,705

Commercial Services & Supplies -	Seek Ltd.	682,800	3,543,741
0.5%

Construction & Engineering - 1.5%	Boart Longyear Group	2,187,300	4,327,603
	Leighton Holdings Ltd.	151,100	7,697,689

			12,025,292

Diversified Financial Services - 0.5%	Australian Stock Exchange Ltd.	107,600	3,535,793

Energy Equipment & Services - 0.5%	WorleyParsons Ltd.	120,422	4,293,222

Health Care Equipment & Supplies -	Cochlear Ltd.	77,800	4,029,651
0.5%

Insurance - 0.5%	QBE Insurance Group Ltd.	168,500	3,936,133

Metals & Mining - 0.8%	BHP Billiton Ltd.	147,000	6,111,886

Oil, Gas & Consumable Fuels - 0.6%	Woodside Petroleum Ltd.	74,300	4,616,054

Transportation Infrastructure - 0.3%	Transurban Group	442,400	2,406,002

	Total Common Stocks in Australia		56,679,344

Bermuda - 0.4%

Energy Equipment & Services - 0.4%	SeaDrill Ltd.	86,500	2,821,979

	Total Common Stocks in Bermuda		2,821,979

Brazil - 4.7%

Beverages - 0.5%	Cia de Bebidas das Americas (Preference
	Shares) (a)	55,000	3,776,850

Commercial Banks - 1.2%	Banco Bradesco SA (a)(b)	395,700	9,500,757

Diversified Financial Services - 0.5%	BM&F Bovespa SA Bo Red Prf Npv	25,460	268,506
	Bovespa Holding SA	254,600	4,191,939

			4,460,445

Media - 0.5%	NET Servicos de Comunicacao SA
	(Preference Shares) (c)	294,203	4,243,469

Metals & Mining - 0.6%	Companhia Vale do Rio Doce (Common
	Shares) (a)	117,800	4,686,084

Oil, Gas & Consumable Fuels - 1.4%	Petroleo Brasileiro SA (a)	152,800	10,772,400

	Total Common Stocks in Brazil		37,440,005

Canada - 2.1%

Chemicals - 0.6%	Potash Corp. of Saskatchewan, Inc.	24,400	4,857,308

Communications Equipment - 0.0%	Nortel Networks Corp. (c)	8,703	71,713

Energy Equipment & Services - 0.3%	Ensign Resource Service Group Inc.	118,800	2,653,152

Food & Staples Retailing - 0.8%	Shoppers Drug Mart Corp.	110,400	6,194,444

Oil, Gas & Consumable Fuels - 0.4%	Cameco Corp.	65,200	2,656,296

	Total Common Stocks in Canada		16,432,913

China - 1.1%

Electrical Equipment - 0.2%	Suntech Power Holdings Co. Ltd. (a)(b)(c)	39,900	1,697,346

Media - 0.3%	Focus Media Holding Ltd. (a)(b)(c)	62,800	2,530,212

Oil, Gas & Consumable Fuels - 0.6%	China Shenhua Energy Co. Ltd. Class H	955,200	4,259,532

	Total Common Stocks in China		8,487,090

France - 2.8%

Electric Utilities - 0.6%	Electricite de France SA	43,300	4,687,162

Electrical Equipment - 1.2%	Alstom	23,700	5,974,223
	Areva SA	2,600	3,272,308

			9,246,531

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Multi-Utilities - 0.5%	Veolia Environnement SA	56,025	$ 3,992,821

Semiconductors & Semiconductor	STMicroelectronics NV	331,200	4,313,772
Equipment - 0.5%

	Total Common Stocks in France		22,240,286

Germany - 2.4%

Automobiles - 0.6%	Porsche Automobil Holding SE (Preference
	Shares)	27,000	5,037,244

Chemicals - 0.8%	Wacker Chemie AG	24,800	5,939,762

Diversified Financial Services - 0.6%	Deutsche Boerse AG	35,200	5,050,711

Industrial Conglomerates - 0.4%	Siemens AG	29,800	3,380,653

	Total Common Stocks in Germany		19,408,370

Greece - 0.3%

Diversified Financial Services - 0.3%	Hellenic Exchanges SA	118,700	2,278,786

	Total Common Stocks in Greece		2,278,786

Hong Kong - 6.3%

Chemicals - 0.0%	Sinofert Holdings Ltd.	100	77

Commercial Banks - 1.5%	Hang Seng Bank Ltd.	302,800	6,134,456
	Industrial & Commercial Bank of China	7,470,600	5,581,004

			11,715,460

Communications Equipment - 0.6%	ZTE Corp.	988,580	4,839,088

Construction & Engineering - 0.5%	China Railway Construction Corp. (c)	2,075,000	3,722,498

Diversified Financial Services - 0.4%	Hong Kong Exchanges and Clearing Ltd.	169,800	2,915,619

Electric Utilities - 0.5%	Cheung Kong Infrastructure Holdings Ltd.	992,700	4,013,338

Food Products - 1.0%	Chaoda Modern Agriculture Holdings Ltd.	3,353,832	4,718,804
	China Mengniu Dairy Co., Ltd.	963,500	3,018,693

			7,737,497

Industrial Conglomerates - 0.4%	NWS Holdings Ltd.	1,092,700	3,507,494

Trading Companies & Distributors -	China Resources Enterprise, Ltd.	1,201,900	3,981,229
0.5%

Transportation Infrastructure - 0.3%	Hopewell Holdings Ltd.	465,300	1,970,574

Wireless Telecommunication	China Mobile Ltd.	322,400	4,738,564
Services - 0.6%

	Total Common Stocks in Hong Kong		49,141,438

India - 4.8%

Commercial Banks - 0.7%	HDFC Bank Ltd.	161,600	5,209,797

Construction & Engineering - 0.8%	Jaiprakash Associates Ltd.	441,700	2,218,124
	Larsen & Toubro Ltd.	63,500	4,461,154

			6,679,278

Electrical Equipment - 0.8%	Bharat Heavy Electricals Ltd.	88,400	3,462,810
	Suzlon Energy Ltd. (c)	520,800	3,402,895

			6,865,705

IT Services - 0.5%	Infosys Technologies Ltd.	90,200	4,170,170

Metals & Mining - 0.5%	Sterlite Industries India Ltd. (c)	184,900	4,078,644

Oil, Gas & Consumable Fuels - 0.5%	Reliance Industries Ltd.	74,200	4,200,676

Transportation Infrastructure - 0.6%	Mundra Port and Special Economic Zone
	Ltd. (c)	256,900	4,782,800

Wireless Telecommunication	Bharti Tele-Ventures Ltd. (c)	144,900	2,989,640
Services - 0.4%

	Total Common Stocks in India		38,976,710

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Israel - 0.9%

Pharmaceuticals - 0.9%	Teva Pharmaceutical Industries Ltd. (a)	152,400	$ 6,969,252

	Total Common Stocks in Israel		6,969,252

Japan - 2.4%

Road & Rail - 0.3%	East Japan Railway Co.	291	2,246,955

Software - 1.0%	Nintendo Co., Ltd.	14,200	7,812,559

Trading Companies & Distributors -	Mitsubishi Corp.	125,000	4,316,069
1.1%	Mitsui & Co., Ltd.	177,700	4,357,375

			8,673,444

	Total Common Stocks in Japan		18,732,958

Mexico - 0.6%

Wireless Telecommunication	America Movil, SA de CV (a)	77,000	4,602,290
Services - 0.6%

	Total Common Stocks in Mexico		4,602,290

Netherlands - 0.5%

Food & Staples Retailing - 0.5%	X 5 Retail Group NV (a)(c)	115,188	4,261,956

	Total Common Stocks in the Netherlands		4,261,956

Norway - 0.3%

Electrical Equipment - 0.3%	Renewable Energy Corp. AS (c)	67,000	1,988,890

	Total Common Stocks in Norway		1,988,890

Singapore - 1.0%

Food Products - 0.5%	Wilmar International Ltd.	1,027,000	4,193,838

Industrial Conglomerates - 0.5%	Keppel Corp. Ltd.	435,600	3,877,545

	Total Common Stocks in Singapore		8,071,383

South Africa - 0.9%

Metals & Mining - 0.9%	Impala Platinum Holdings Ltd.	86,400	3,690,359
	Kumba Resources Ltd.	144,000	2,980,583

	Total Common Stocks in South Africa		6,670,942

South Korea - 1.4%

Automobiles - 0.3%	Hyundai Motor Co.	27,700	2,258,919

Construction & Engineering - 0.6%	Doosan Heavy Industries and Construction
	Co. Ltd.	22,500	2,675,841
	GS Engineering & Construction Corp.	15,900	1,998,981

			4,674,822

Semiconductors & Semiconductor	Samsung Electronics Co., Ltd.	5,400	3,884,666
Equipment - 0.5%

	Total Common Stocks in South Korea		10,818,407

Spain - 1.3%

Commercial Banks - 0.9%	Banco Santander SA	363,100	7,563,877

Diversified Financial Services -	Bolsas y Mercados Espanoles	64,800	3,011,257
0.4%

	Total Common Stocks in Spain		10,575,134

Switzerland - 4.8%

Commercial Services & Supplies -	SGS SA	2,900	4,357,304
0.6%

Electrical Equipment - 0.7%	ABB Ltd.	176,800	5,743,774

Food Products - 1.3%	Nestle SA Registered Shares	21,650	10,645,838

Life Sciences Tools & Services -	Lonza Group AG Registered Shares	60,800	8,423,622
1.1%

Oil, Gas & Consumable Fuels - 0.4%	Petroplus Holdings AG (c)	50,600	3,111,979

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods -	The Registered Shares Swatch Group Ltd.	102,500	$ 5,369,633
0.7%

	Total Common Stocks in Switzerland		37,652,150

United Kingdom - 5.4%

Beverages - 1.1%	Diageo Plc	424,800	8,288,657

Commercial Banks - 1.4%	Standard Chartered Plc	302,800	11,252,581

Commercial Services & Supplies -	Aggreko Plc	455,000	5,448,427
1.2%	Intertek Group Plc	209,400	4,243,417

			9,691,844

Food & Staples Retailing - 0.7%	Tesco Plc	663,600	5,443,460

Metals & Mining - 1.0%	Anglo American Plc	60,000	4,063,627
	Rio Tinto Plc Registered Shares	33,000	3,958,143

			8,021,770

	Total Common Stocks in the United Kingdom		42,698,312

United States - 47.6%

Aerospace & Defense - 2.0%	Precision Castparts Corp.	65,200	7,876,160
	Spirit Aerosystems Holdings, Inc. Class A (c)	258,200	7,702,106

			15,578,266

Beverages - 0.7%	The Coca-Cola Co.	100,600	5,760,356

Biotechnology - 1.0%	Gilead Sciences, Inc. (c)	147,600	8,165,232

Capital Markets - 2.9%	The Charles Schwab Corp.	192,200	4,262,996
	Janus Capital Group, Inc.	264,400	7,667,600
	Northern Trust Corp.	84,000	6,384,000
	State Street Corp.	69,400	4,998,188

			23,312,784

Chemicals - 1.2%	Monsanto Co.	75,100	9,567,740

Commercial Services & Supplies - 1.0%	FTI Consulting, Inc. (c)	132,500	7,957,950

Communications Equipment - 2.5%	Cisco Systems, Inc. (c)	369,500	9,873,040
	QUALCOMM, Inc.	200,100	9,712,854

			19,585,894

Computers & Peripherals - 1.7%	Apple, Inc. (c)	46,100	8,701,375
	EMC Corp. (c)	271,000	4,726,240

			13,427,615

Construction & Engineering - 1.2%	Jacobs Engineering Group, Inc. (c)	97,400	9,231,572

Diversified Financial Services - 1.9%	IntercontinentalExchange, Inc. (c)	51,000	7,048,200
	JPMorgan Chase & Co.	183,000	7,869,000

			14,917,200

Electrical Equipment - 1.0%	General Cable Corp. (c)	114,900	8,134,920

Electronic Equipment & Instruments -	Mettler Toledo International, Inc. (c)	81,700	8,472,290
1.1%

Energy Equipment & Services - 1.9%	Core Laboratories NV (c)	39,600	5,418,072
	National Oilwell Varco, Inc. (c)	66,200	5,515,784
	Schlumberger Ltd.	38,800	3,923,844

			14,857,700

Food & Staples Retailing - 3.0%	CVS Caremark Corp.	94,100	4,026,539
	Costco Wholesale Corp.	109,500	7,809,540
	Wal-Mart Stores, Inc.	206,800	11,940,632

			23,776,711

Food Products - 0.9%	Bunge Ltd.	56,900	6,792,153

BlackRock Global Growth Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Health Care Equipment &	Hologic, Inc. (b)(c)	290,100	$ 6,971,103
Supplies - 1.3%	Intuitive Surgical, Inc. (b)(c)	11,300	3,317,567

			10,288,670

Health Care Providers & Services - 1.0%	Express Scripts, Inc. (c)	115,400	8,321,494

Hotels, Restaurants & Leisure - 1.0%	McDonald's Corp.	131,100	7,776,852

Household Products - 0.7%	The Procter & Gamble Co.	88,600	5,852,030

IT Services - 1.1%	MasterCard, Inc. Class A	27,900	8,611,335

Industrial Conglomerates - 0.7%	General Electric Co.	187,500	5,760,000

Internet & Catalog Retail - 0.5%	Amazon.com, Inc. (b)(c)	52,400	4,276,888

Internet Software & Services - 2.0%	Google, Inc. Class A (c)	26,900	15,758,020

Life Sciences Tools & Services - 1.0%	Thermo Fisher Scientific, Inc. (c)	132,100	7,796,542

Machinery - 3.3%	Deere & Co.	86,500	7,035,910
	Flowserve Corp.	63,600	8,809,872
	Joy Global, Inc.	123,900	10,436,097

			26,281,879

Oil, Gas & Consumable Fuels - 1.0%	Consol Energy, Inc.	82,300	8,029,188

Pharmaceuticals - 0.5%	Johnson & Johnson	59,000	3,937,660

Semiconductors & Semiconductor	Nvidia Corp. (c)	179,100	4,423,770
Equipment - 0.6%

Software - 1.5%	Microsoft Corp.	271,200	7,680,384
	Oracle Corp. (c)	183,400	4,188,856

			11,869,240

Specialty Retail - 3.6%	Dick's Sporting Goods, Inc. (c)	353,100	8,174,265
	GameStop Corp. Class A (c)	150,800	7,479,680
	Lowe's Cos., Inc.	232,500	5,580,000
	TJX Cos., Inc.	246,800	7,912,408

			29,146,353

Textiles, Apparel & Luxury Goods - 1.1%	Polo Ralph Lauren Corp.	126,200	8,815,070

Thrifts & Mortgage Finance - 0.9%	Fannie Mae (b)	268,800	7,262,976

Tobacco - 0.9%	Philip Morris International, Inc. (c)	132,300	6,966,918

Wireless Telecommunication	SBA Communications Corp. Class A (c)	199,000	7,406,780
Services - 0.9%

	Total Common Stocks in the United States		378,120,048

	Total Common Stocks
	(Cost - $661,276,769) - 99.1%		785,068,643

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 2.63% (d)(e)	$ 15,100	15,100,400
	BlackRock Liquidity Series, LLC
	Money Market Series, 2.70% (d)(e)(f)	26,352	26,352,200

	Total Short-Term Securities
	(Cost - $41,452,600) - 5.2%		41,452,600

	Total Investments
	(Cost - $702,729,369*) - 104.3%		826,521,243
	Liabilities in Excess of Other Assets - (4.3%)		(34,470,544)

	Net Assets - 100.0%		$ 792,050,699

BlackRock Global Growth Fund, Inc. Schedule of Investments May 31, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes,

were as follows:
Aggregate cost	$ 703,114,309

Gross unrealized appreciation	$ 139,894,660
Gross unrealized depreciation	(16,487,726)

Net unrealized appreciation	$ 123,406,934

(a)	Depositary receipts.

(b)	Security, or a portion of security, is on loan.

(c)	Non-income producing security.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$(2,598)	$741,447
BlackRock Liquidity Series, LLC
Money Market Series	$23,439	$72,325

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.
  Forward foreign currency contracts as of May 31, 2008 were as follows:
Foreign		Foreign		Unrealized
Currency		Currency	Settlement	Appreciation
Purchased		Sold	Date	(Depreciation)

CHF	510,688	$ 490,292	6/04/08	$ (286)
EUR	16,058	$ 24,972	6/04/08	$ 5
GBP	2,398,761	$ 4,743,310	6/04/08	$ 6,591

Total Unrealized Appreciation on Forward
Foreign Currency Contracts - Net				$ 6,310

• Currency Abbreviations:
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Growth Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Growth Fund, Inc.

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Growth Fund, Inc.

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Growth Fund, Inc.

Date: July 18, 2008